Segmental information - Consolidated segment revenue and results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Income	$ 356,973,000	$ 366,043,000	$ 424,977,000
Operating expenses	(106,257,000)	(122,714,000)	(71,831,000)
Amortization of intangible asset arising on acquisition	(8,703,000)	(9,495,000)	(9,494,000)
Finance costs	(40,298,000)	(39,622,000)	(38,538,000)
Profit/(loss) for the year before taxation	201,715,000	194,212,000	305,114,000
Taxation	36,937,000	13,417,000	(12,463,000)
Other comprehensive income	(10,206,000)	(17,525,000)	24,701,000
Total comprehensive income	154,572,000	163,270,000	342,278,000
Services transferred over time
Disclosure of operating segments [line items]
Income	17,691,000	20,838,000	23,747,000
Total comprehensive income			342,278,000
Capital provision
Disclosure of operating segments [line items]
Income	326,796,000	336,510,000	400,882,000
Operating expenses	(57,098,000)	(68,952,000)	(44,046,000)
Profit/(loss) for the year before taxation	269,698,000	267,558,000	356,836,000
Taxation	35,080,000	10,826,000	(15,193,000)
Total comprehensive income	234,618,000	256,732,000
Capital provision | Services transferred over time
Disclosure of operating segments [line items]
Total comprehensive income			372,029,000
Asset management
Disclosure of operating segments [line items]
Income	15,106,000	15,160,000	11,691,000
Operating expenses	(26,678,000)	(28,177,000)	(12,175,000)
Profit/(loss) for the year before taxation	(11,572,000)	(13,017,000)	(484,000)
Taxation	2,647,000	(89,000)	164,000
Total comprehensive income	(14,219,000)	(12,928,000)
Asset management | Services transferred over time
Disclosure of operating segments [line items]
Income	15,106,000	15,160,000	11,691,000
Total comprehensive income			(648,000)
Services and other corporate
Disclosure of operating segments [line items]
Income	15,071,000	14,373,000	12,404,000
Operating expenses	(22,481,000)	(25,585,000)	(15,610,000)
Amortization of intangible asset arising on acquisition	(8,703,000)	(9,495,000)	(9,494,000)
Finance costs	(40,298,000)	(39,622,000)	(38,538,000)
Profit/(loss) for the year before taxation	(56,411,000)	(60,329,000)	(51,238,000)
Taxation	(790,000)	2,680,000	2,566,000
Other comprehensive income	(10,206,000)	(17,525,000)	24,701,000
Total comprehensive income	(65,827,000)	(80,534,000)
Services and other corporate | Services transferred over time
Disclosure of operating segments [line items]
Income	$ 2,585,000	$ 5,678,000	12,056,000
Total comprehensive income			$ (29,103,000)